Litigation	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Litigation [Abstract]
Litigation

Note 14.

Litigation

In February 2012, SCI Direct, LLC ("SCI"), filed suit against TV Goods, Inc. in the United States District Court, Northern District of Ohio, Eastern Division. The complaint alleges trademark infringement by TV Goods arising from our Living Pure™ space heater as it relates to SCI's EDENPURE™ space heater. The plaintiff was seeking monetary and injunctive relief claiming TV Goods committed trademark infringement, unfair competition and violation of the Ohio Deceptive Trade Practices Act. The amount of damages the plaintiff was seeking was unspecified. We believed that the legal basis of the allegations was completely without merit. The potential monetary relief, if any, was not probable and could not be estimated at that time. On June 21, 2012, TV Goods, Inc. executed a settlement agreement with SCI Direct, LLC. Under the terms of the agreement, SCI agreed to dismiss the complaint and TV Goods, Inc. agreed to cease marketing any products under the Living Pure Trademark. The settlement agreement was contingent upon SCI's review of TV Goods, Inc. financial statements relating to Living Pure sales, which was completed with the dismissal of the complaint on July 5, 2012.

On August 9, 2012 the Company entered into a letter of intent with eDiets.com, Inc. for the acquisition of that company in a stock for stock transaction. On October 31, 2012, we entered into a definitive Agreement and Plan of Merger with eDiets.com, Inc. The terms of the Agreement Plan of Merger provide that we will issue 19,077,252 shares of our common stock to the stockholders of eDiets.com, Inc. in exchange for 100% of the outstanding shares of that company. The closing of the transaction is subject to a number of conditions precedent. In connection with the proposed merger, on September 10, 2012, the Company received notice of a complaint filed by a shareholder of eDiets in Broward County, Florida against eDiets, members of the board of directors of eDiets and the Company, alleging that eDiets breached its fiduciary duty to its shareholders by entering into the merger agreement for inadequate consideration. The Company intends to vigorously defend the action and believes the claim to be without merit.

Note 15.

Litigation

In February 2012, SCI Direct, LLC ("SCI"), filed suit against TV Goods, Inc. in the United States District Court, Northern District of Ohio, Eastern Division. The complaint alleges trademark infringement by TV Goods arising from our Living Pure™ space heater as it relates to SCI's EDENPURE™ space heater. The plaintiff is seeking monetary and injunctive relief claiming TV Goods committed trademark infringement, unfair competition and violation of the Ohio Deceptive Trade Practices Act. The amount of damages the plaintiff is seeking is unspecified. We believe that the legal basis of the allegations is completely without merit and intend to vigorously defend the lawsuit. The potential monetary relief, if any, is not probable and cannot be estimated at this time. We believe that any amount ultimately recoverable by the plaintiff would be immaterial. Accordingly, we have not recorded any amount as a potential loss reserve in this matter. As of June 21, 2012, TV Goods, Inc. has executed a settlement agreement with SCI Direct, LLC. Under the terms of the agreement, SCI has agreed to dismiss the complaint and TV Goods, Inc. has agreed to cease marketing any products under the Living Pure Trademark. The settlement agreement is contingent upon SCI's review of TV Goods, Inc. financial statements relating to Living Pure sales, which has not been completed.